                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105

                      Oppenheimer Capital Appreciation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/28/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                        Shares          Value
                                                                     -----------   --------------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--11.2%
DIVERSIFIED CONSUMER SERVICES--1.1%
Apollo Group, Inc., Cl. A(1)                                           1,030,748   $   54,794,564
                                                                                   --------------
HOTELS, RESTAURANTS & LEISURE--0.7%
McDonald's Corp.                                                         554,650       37,089,446
                                                                                   --------------
INTERNET & CATALOG RETAIL--1.2%
Amazon.com, Inc.(1)                                                      483,943       60,715,489
                                                                                   --------------
MEDIA--2.8%
Cablevision Systems Corp. New York Group, Cl. A                        2,529,555       62,758,260
McGraw-Hill Cos., Inc. (The)                                           1,193,960       33,192,088
Walt Disney Co. (The)                                                  1,538,030       51,400,963
                                                                                   --------------
                                                                                      147,351,311
                                                                                   --------------
MULTILINE RETAIL--0.1%
Target Corp.                                                              91,600        4,994,948
                                                                                   --------------
SPECIALTY RETAIL--1.8%
Bed Bath & Beyond, Inc.(1)                                             1,461,540       65,579,300
TJX Cos., Inc. (The)                                                     618,250       28,105,645
                                                                                   --------------
                                                                                       93,684,945
                                                                                   --------------
TEXTILES, APPAREL & LUXURY GOODS--3.5%
Coach, Inc.                                                            2,105,790       86,569,027
Nike, Inc., Cl. B                                                        767,670       55,563,955
Polo Ralph Lauren Corp., Cl. A                                           499,455       43,382,661
                                                                                   --------------
                                                                                      185,515,643
                                                                                   --------------
CONSUMER STAPLES--7.8%
BEVERAGES--2.0%
PepsiCo, Inc.                                                          1,694,070      106,540,062
                                                                                   --------------
FOOD & STAPLES RETAILING--1.4%
Wal-Mart Stores, Inc.                                                  1,399,960       70,781,978
                                                                                   --------------
FOOD PRODUCTS--2.3%
Nestle SA                                                              1,642,049       74,130,407
Unilever NV CVA                                                        1,671,600       45,610,136
                                                                                   --------------
                                                                                      119,740,543
                                                                                   --------------
HOUSEHOLD PRODUCTS--1.1%
Colgate-Palmolive Co.                                                    755,870       59,025,888
                                                                                   --------------
TOBACCO--1.0%
Philip Morris International, Inc.                                      1,179,540       52,041,305
                                                                                   --------------
ENERGY--7.8%
ENERGY EQUIPMENT & SERVICES--2.7%
Cameron International Corp.(1)                                           752,860       27,253,532
Halliburton Co.                                                        1,901,540       47,215,238
Schlumberger Ltd.                                                      1,235,616       69,379,838
                                                                                   --------------
                                                                                      143,848,608
                                                                                   --------------
OIL, GAS & CONSUMABLE FUELS--5.1%
Apache Corp.                                                             556,780       49,854,081
Cobalt International Energy, Inc.(1)                                   1,025,830        7,180,810
EOG Resources, Inc.                                                      378,120       39,642,101
Occidental Petroleum Corp.                                             1,302,862      107,499,144
Range Resources Corp.                                                    743,023       33,398,884


                    1 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                        Shares          Value
                                                                     -----------   --------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS CONTINUED
Southwestern Energy Co.(1)                                               797,090   $   29,978,555
                                                                                   --------------
                                                                                      267,553,575
                                                                                   --------------
FINANCIALS--9.0%
CAPITAL MARKETS--3.2%
Charles Schwab Corp. (The)                                             2,916,240       47,651,362
Credit Suisse Group AG                                                 1,112,535       43,129,247
Goldman Sachs Group, Inc. (The)                                          387,204       55,858,049
T. Rowe Price Group, Inc.                                                429,990       21,293,105
                                                                                   --------------
                                                                                      167,931,763
                                                                                   --------------
COMMERCIAL BANKS--0.8%
Wells Fargo & Co.                                                      1,453,890       41,712,104
                                                                                   --------------
DIVERSIFIED FINANCIAL SERVICES--4.3%
BM&F BOVESPA SA                                                        6,144,940       41,457,388
CME Group, Inc.                                                          113,900       36,066,435
IntercontinentalExchange, Inc.(1)                                        458,270       53,218,895
JPMorgan Chase & Co.                                                   1,736,800       68,742,544
MSCI, Inc., Cl. A(1)                                                     878,650       26,051,973
                                                                                   --------------
                                                                                      225,537,235
                                                                                   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc.                                                 474,330       35,394,505
                                                                                   --------------
HEALTH CARE--16.0%
BIOTECHNOLOGY--3.1%
Amgen, Inc.(1)                                                           845,240       43,766,527
Celgene Corp.(1)                                                       1,416,960       74,758,810
Gilead Sciences, Inc.(1)                                               1,168,098       41,958,080
                                                                                   --------------
                                                                                      160,483,417
                                                                                   --------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
Baxter International, Inc.                                             1,447,220       61,116,101
Dentsply International, Inc.                                           1,168,090       37,881,159
St. Jude Medical, Inc.(1)                                                784,160       29,280,534
Stryker Corp.                                                            931,220       49,382,597
                                                                                   --------------
                                                                                      177,660,391
                                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Express Scripts, Inc.(1)                                               1,110,960      111,762,576
Medco Health Solutions, Inc.(1)                                          828,980       47,790,697
Schein (Henry), Inc.(1)                                                  790,737       44,605,474
                                                                                   --------------
                                                                                      204,158,747
                                                                                   --------------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Thermo Fisher Scientific, Inc.(1)                                      1,566,467       81,550,272
                                                                                   --------------
PHARMACEUTICALS--4.1%
Allergan, Inc.                                                         1,520,214       91,501,681
Novo Nordisk AS, Cl. B                                                   489,810       37,768,112
Roche Holding AG                                                         357,529       49,132,479
Shire plc                                                              1,745,018       35,859,818
                                                                                   --------------
                                                                                      214,262,090


                    2 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                        Shares          Value
                                                                     -----------   --------------
COMMON STOCKS CONTINUED
INDUSTRIALS--6.1%
AEROSPACE & DEFENSE--2.4%
General Dynamics Corp.                                                   474,538   $   32,221,130
Goodrich Corp.                                                           485,870       33,719,378
Lockheed Martin Corp.                                                    768,628       61,428,750
                                                                                   --------------
                                                                                      127,369,258
                                                                                   --------------
ELECTRICAL EQUIPMENT--2.3%
ABB Ltd.                                                               3,782,998       64,531,863
First Solar, Inc.(1)                                                     487,600       54,786,736
                                                                                   --------------
                                                                                      119,318,599
                                                                                   --------------
MACHINERY--0.8%
Joy Global, Inc.                                                         784,280       39,998,280
                                                                                   --------------
ROAD & RAIL--0.6%
Union Pacific Corp.                                                      453,890       32,421,363
                                                                                   --------------
INFORMATION TECHNOLOGY--33.8%
COMMUNICATIONS EQUIPMENT--5.6%
Juniper Networks, Inc.(1)                                              1,784,670       47,507,915
QUALCOMM, Inc.                                                         4,045,870      143,871,137
Research in Motion Ltd.(1)                                             1,677,479      101,822,975
                                                                                   --------------
                                                                                      293,202,027
                                                                                   --------------
COMPUTERS & PERIPHERALS--8.3%
Apple, Inc.(1)                                                           863,400      222,031,944
Hewlett-Packard Co.                                                    3,350,280      154,146,383
NetApp, Inc.(1)                                                        1,591,110       59,953,025
                                                                                   --------------
                                                                                      436,131,352
                                                                                   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Corning, Inc.                                                          1,596,880       27,833,618
                                                                                   --------------
INTERNET SOFTWARE & SERVICES--5.3%
eBay, Inc.(1)                                                          3,596,890       77,009,415
Google, Inc., Cl. A(1)                                                   408,046      197,975,758
                                                                                   --------------
                                                                                      274,985,173
                                                                                   --------------
IT SERVICES--4.3%
Cognizant Technology Solutions Corp.(1)                                  473,760       23,706,950
MasterCard, Inc., Cl. A                                                  327,710       66,122,047
Visa, Inc., Cl. A                                                      1,374,810       99,618,733
Western Union Co.                                                      2,126,820       33,944,047
                                                                                   --------------
                                                                                      223,391,777
                                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.5%
Broadcom Corp., Cl. A                                                  2,654,625       91,637,655
LSI Corp.(1)                                                           2,760,300       14,712,399
MEMC Electronic Materials, Inc.(1)                                     2,031,670       23,059,455
NVIDIA Corp.(1)                                                        4,179,290       54,915,871
                                                                                   --------------
                                                                                      184,325,380
                                                                                   --------------
SOFTWARE--6.3%
Adobe Systems, Inc.(1)                                                 2,767,440       88,779,475
Microsoft Corp.                                                        3,654,526       94,286,771


                    3 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                        Shares          Value
                                                                     -----------   --------------
COMMON STOCKS CONTINUED
SOFTWARE CONTINUED
Oracle Corp.                                                           4,734,490   $  106,857,439
Salesforce.com, Inc.(1)                                                  186,044       16,098,387
Vmware, Inc., Cl. A(1)                                                   325,190       21,530,830
                                                                                   --------------
                                                                                      327,552,902
                                                                                   --------------
MATERIALS--4.5%
CHEMICALS--3.9%
Celanese Corp., Series A                                               1,105,380       31,691,245
Monsanto Co.                                                             815,473       41,483,112
Potash Corp. of Saskatchewan, Inc.                                       624,020       61,896,544
Praxair, Inc.                                                            905,465       70,264,084
                                                                                   --------------
                                                                                      205,334,985
                                                                                   --------------
METALS & MINING--0.6%
Xstrata plc                                                            2,083,400       30,450,231
                                                                                   --------------
TELECOMMUNICATION SERVICES--2.3%
WIRELESS TELECOMMUNICATION SERVICES--2.3%
Crown Castle International Corp.(1)                                    1,717,159       63,586,398
NII Holdings, Inc.(1)                                                  1,525,383       55,630,712
                                                                                   --------------
                                                                                      119,217,110
                                                                                   --------------
Total Common Stocks (Cost $4,136,352,931)                                           5,153,900,884
                                                                                   --------------
INVESTMENT COMPANY--1.2%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.23% (2, 3) (Cost $63,966,024)                                63,966,024       63,966,024
                                                                                   --------------
TOTAL INVESTMENTS, AT VALUE (COST $4,200,318,955)                           99.7%   5,217,866,908
                                                                                   --------------
Other Assets Net of Liabilities                                              0.3       13,698,457
                                                                      ----------   --------------
Net Assets                                                                 100.0%  $5,231,565,365
                                                                      ==========   ==============

Footnotes to Statement of Investments

* May 28, 2010 represents the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of May 28, 2010.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS         GROSS         SHARES
                                                     AUGUST 31, 2009    ADDITIONS     REDUCTIONS   MAY 28, 2010
                                                     ---------------   -----------   -----------   ------------
Oppenheimer Institutional Money Market Fund, Cl. E      90,535,396     939,364,738   965,934,110    63,966,024

                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $63,966,024   $124,354


                    4 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of May 28, 2010 based on valuation input level:

                                   LEVEL 1--            LEVEL 2--            LEVEL 3--
                                UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                      PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $  584,146,346       $         --             $--           $  584,146,346
   Consumer Staples                  288,389,233        119,740,543              --              408,129,776
   Energy                            411,402,183                 --              --              411,402,183
   Financials                        427,446,360         43,129,247              --              470,575,607
   Health Care                       838,114,917                 --              --              838,114,917
   Industrials                       254,575,637         64,531,863              --              319,107,500
   Information Technology          1,767,422,229                 --              --            1,767,422,229
   Materials                         205,334,985         30,450,231              --              235,785,216
   Telecommunication Services        119,217,110                 --              --              119,217,110
Investment Company                    63,966,024                 --              --               63,966,024
                                  --------------       ------------             ---           --------------
Total Assets                      $4,960,015,024       $257,851,884             $--           $5,217,866,908
                                  --------------       ------------             ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since May 28, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's statement of investments has been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                    5 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                    6 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain
(loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of May 28, 2010, the Fund held no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 28, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $4,320,312,758
                                 ==============
Gross unrealized appreciation    $1,048,826,269
Gross unrealized depreciation      (151,272,119)
                                 --------------
Net unrealized appreciation      $  897,554,150
                                 ==============


                    7 | Oppenheimer Capital Appreciation Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/28/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/07/2010